FAIR VALUE MEASUREMENT	9 Months Ended
Sep. 30, 2012
Fair Value Measurement [Abstract]
Fair Value Measurement

NOTE 9 – Fair value measurement:

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Financial items carried at fair value as of September 30, 2012 and December 31, 2011 are classified in the tables below in one of the three categories described above:

	September 30, 2012
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$126	$-	$-	$126
Cash deposits and other	1,306	-	-	1,306
Marketable securities*:
Auction rate securities	-	-	28	28
Collateral debt obligations	4	-	1	5
Equity securities	467	-	-	467
Structured investment vehicles	-	100	-	100
Other	4	-	-	4
Derivatives **:
Liabilities derivatives - mainly options and forward contracts	-	(46)	-	(46)
Interest rate and cross-currency swaps (liabilities)	-	(46)	-	(46)
Asset derivatives - mainly options and forward contracts	-	37	-	37
Interest rate and cross-currency swaps (assets)	-	31	-	31
Contingent consideration in connection with Cephalon acquisition	-	-	(117)	(117)

Total	$1,907	$76	$(88)	$1,895

	December 31, 2011
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$73	$-	$-	$73
Cash deposits and other	1,023	-	-	1,023
Marketable securities*:
Auction rate securities	-	-	31	31
Collateral debt obligations	4	-	1	5
Equity securities	505	-	-	505
Structured investment vehicles	-	91	-	91
Other - mainly debt securities	20	-	-	20
Derivatives **:
Liabilities derivatives - mainly options and forward contracts	-	(57)	-	(57)
Interest rate and cross-currency swaps (liabilities)	-	(53)	-	(53)
Assets derivatives - mainly options and forward contracts	-	17	-	17
Interest rate and cross-currency swaps (assets)	-	25	-	25
Contingent consideration in connection with Cephalon acquisition	-	-	(171)	(171)

Total	$1,625	$23	$(139)	$1,509

*       Marketable securities consist mainly of debt securities classified as available-for-sale and are recorded at fair value. The fair value of quoted securities is based on current market value (Level 1 input) or observable prices (Level 2 input). When securities do not have an active market or observable prices, fair value is determined using a valuation model (Level 3 input). This model is based on reference to other instruments with similar characteristics, or a discounted cash flow analysis, or other pricing models making use of market inputs and relying as little as possible on entity-specific inputs.

**       Derivatives primarily represent foreign currency and option contracts, interest rate and cross-currency swaps which are valued primarily based on observable inputs including interest rate curves and both forward and spot prices for currencies.

Changes in fair value of available for sale securities, net of taxes, are reflected in other comprehensive income (loss). Unrealized losses considered to be temporary are reflected in other comprehensive income (loss); unrealized losses that are considered to be other-than-temporary are charged to income as an impairment charge.

At September 30, 2012 and December 31, 2011, the remaining credit loss was $5 million and $164 million, respectively.

The following table summarizes the activity for those assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs:
	September 30,	December 31,
	2012	2011

	U.S. $ in millions
Carrying value at the beginning of the period	$(139)	$78
Amount realized	(6)	(61)
Contingent consideration in connection with Cephalon acquisition	54	(171)
Net change to fair value:
Included in earnings - financial expense - net	3	22
Included in accumulated other comprehensive loss	-	(7)

Carrying value at the end of the period	$(88)	$(139)

Cephalon had contingent consideration liabilities related to future milestone payments due to the acquisition of Gemin X Pharmaceuticals, Inc. in April 2011, the acquisition of Ception Therapeutics, Inc. in February 2010, the acquisition of BioAssets Development Corporation in November 2009, and the inclusion of Alba Therapeutics Corporation in February 2011.

We determined the fair value of the liability for the contingent consideration based on a probability weighted discounted cash flow analysis. This fair value measurement is based on significant unobservable inputs in the market and thus represents a Level 3 measurement within the fair value hierarchy. The fair value of the contingent consideration liability associated with future milestone payments was based on several factors, including:

• Cash flows projected from the success of unapproved product candidates in the U.S. and Europe;

• Probability of success for product candidates including risks associated with uncertainty, achievement and payment of milestone events;

• Time and resources needed to complete the development and approval of product candidates;

• Life of the potential commercialized products and associated risks of obtaining regulatory approvals in the U.S.

and Europe; and

• Risk adjusted discount rate for fair value measurement.

The contingent consideration payments have been recorded as a liability, and their fair value will be evaluated quarterly or more frequently if circumstances dictate. Changes in the fair value of contingent consideration will be recorded in earnings.

Significant changes in unobservable inputs, mainly the probability of success and cash flows projected, could result in material changes to the contingent consideration liability.

Financial Instruments Not Measured at Fair Value

Teva's financial instruments consist mainly of cash and cash equivalents, marketable securities, current and non-current receivables, short-term credit, accounts payable and accruals, long-term loans and other long-term senior notes and loans, convertible senior debentures and derivatives.

The fair value of the financial instruments included in working capital and non-current receivables approximates their carrying value. The fair value of long-term bank loans mostly approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

The fair value of the financial instruments that are measured on a basis other than fair value are presented in the below table:
	Estimated fair value*
	September 30,	December 31,
	2012	2011

	U.S. $ in millions

Senior notes included under long term liabilities	$(10,570)	$(8,662)
Senior notes and convertible senior debentures included under short term liabilities	(769)	(1,555)

Carrying value at the end of the period	$(11,339)	$(10,217)

* The fair value was estimated based on quoted market prices, where available.

Marketable Securities
At September 30, 2012 and December 31, 2011, the fair value, amortized cost and gross unrealized holding gains and losses of such securities were as follows:

	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses
	US $ in millions

September 30, 2012	$728	$860	$20	$152
December 31, 2011	725	836	26	137